Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Pension Obligations

(€’000)	As at December 31,
	2022	2021
Pension obligations	13	53

Total	13	53

Summary of Defined Benefit Amounts Recognized in the Statement of Financial Position
The amounts recognized in the statement of financial position are determined as follows:

(€‘000)	As at December 31,
	2022	2021
Present value of funded obligations	2 568	2 408
Fair value of plan assets	(2 555)	(2 355)
Deficit of funded plans	13	53
Total deficit of defined benefit pension plans	13	53

Liability in the statement of financial position	13	53

Summary of Change in Defined Benefit Liability
The change in the defined benefit liability over the year is as
follows:

(€‘000)	Present value of obligation	Fair value of plan assets	Total
At January 1, 2021	2 747	2 133	614

Current service cost	206	—	206
Interest expense/(income)	18	49	(31)

	2 971	2 182	789

Remeasurements
- Actuarial (Gain)/loss due to change in actuarial assumptions	(17)	—	(17)
- Actuarial (Gain)/loss due to change in demographic assumptions	36	—	36
- Actuarial (Gain)/Loss due to experience	(537)	—	(537)

	(518)	—	(518)

Employer contributions:	—	218	(218)
Benefits Paid	(45)	(45)	—

At December 31, 2021	2 408	2 355	53

At January 1, 2022	2 408	2 355	53

Current service cost	169	—	169
Interest expense/(income)	26	23	3

	2 603	2 378	225

Remeasurements
- Actuarial (Gain)/loss due to change in actuarial assumptions	(13)	—	(13)
- Actuarial (Gain)/Loss due to experience	26	—	26
- Curtailment in year	(3)	—	(3)

	10	—	10

Employer contributions:	—	222	(222)
Benefits Paid	(45)	(45)	—

At December 31, 2022	2 568	2 555	13

Summary of Income Statement Charge Included in Operating Profit for Post- employment Benefits
The income statement charge included in operating profit for post-employment benefits amount to:

(€‘000)	2022	2021	2020
Current service cost	169	206	233
Interest expense on DBO	26	18	30
Expected return on plan assets	(24)	(13)	(24)
Amount recognized on curtailment/settlement	(3)	—	—

Net periodic pension cost	168	211	239

Summary of Remeasurements Included in Other Comprehensive Loss
The
re-measurements
included in other comprehensive loss amount to:

(€‘000)	2022	2021	2020
Effect of changes in actuarial assumptions	(13)	(17)	187
Effect of experience adjustments	26	(537)	24
Effect of changes in demographic assumptions	—	36	—
(Gain)/Loss on assets for the year	2	(36)	(14)

Remeasurement of post-employment benefit obligations	15	(554)	197